Accounts payable from acquisition of subsidiaries - Amount classified in non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	R$ 39,637	R$ 55,388
Contingent consideration	83,032	111,545
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities		35,373
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	23,691	14,225
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	11,715	5,065
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current liabilities	R$ 4,231	R$ 725